Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill

The goodwill balance and changes in the carrying amount is as follows:

(In $ millions)	Year ended December 31, 2015	Year ended December 31, 2014
Opening balance
Goodwill	836	1,200
Accumulated impairment losses	(232)	—
Total opening goodwill	604	1,200

Disposals and deconsolidations (see note 11)	(41)	(315)
Impairment of goodwill	(563)	(232)
Re-classified as assets held for sale	—	(49)

Closing balance
Goodwill	795	836
Accumulated impairment losses	(795)	(232)
Total closing goodwill	—	604

Other Intangible Assets
The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2015			December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Unfavorable contracts - intangible liabilities
Balance at beginning of period	444	(197)	247	444	(67)	377
Additions	—	—	—	—	—	—
Amortization of unfavorable contracts	—	(116)	(116)	—	(130)	(130)
Balance at end of period	444	(313)	131	444	(197)	247

Finite-Lived Intangible Liabilities, Future Amortization Expense
The table below shows the amounts relating to favorable and unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2016	2017	2018	2019	2020	Total
Amortization of unfavorable contracts	65	43	23	—	—	131